Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Index Portfolio
Average Annual Return, Percent	5.36%	6.65%	9.15%
C000007612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	9.81%	9.39%	8.51%
C000007611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Shares
Average Annual Return, Percent	10.07%	9.67%	8.78%
C000007614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Shares
Average Annual Return, Percent	28.16%	9.24%	17.27%
C000007615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	27.87%	8.96%	16.97%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index (broad-based index)
Average Annual Return, Percent	17.02%	13.96%	14.46%
NYSE Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® Technology Index
Average Annual Return, Percent	38.68%	15.43%	22.15%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (broad-based index)
Average Annual Return, Percent	17.87%	14.42%	14.81%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	6.02%	7.31%	9.81%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	7.50%	9.12%	10.72%